                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                  Schwab Investments -- Global Real Estate Fund
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
           (Address of principal executive offices)     (Zip code)

                                 Randall W. Merk
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: February 28

Date of reporting period:  March 1, 2008 -- May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB GLOBAL REAL ESTATE FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2008, (Unaudited)



The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 97.2%   COMMON STOCK                                   223,785          220,291
  0.4%   PREFERRED STOCK                                    845              862
  2.1%   SHORT-TERM INVESTMENTS                           4,698            4,759
--------------------------------------------------------------------------------
 99.7%   TOTAL INVESTMENTS                              229,328          225,912
  0.3%   OTHER ASSETS AND LIABILITIES                                        672
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                      226,584


                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK  97.2% OF NET ASSETS

ASIA PACIFIC AND OTHER  38.8%
--------------------------------------------------------------------------------

AUSTRALIA 5.7%
CFS Retail Property Trust                                569,759           1,134
Dexus Property Group                                     762,009           1,153
GPT Group                                                385,737           1,063
Westfield Group                                          583,437           9,525
                                                                      ----------
                                                                          12,875

BERMUDA 1.2%
Mandarin Oriental
  International Ltd.                                   1,295,000           2,706

BRAZIL 1.4%
Iguatemi Empresa de Shopping
  Centers S.A.                                            86,200           1,230
Multiplan Empreendimentos
  Imobiliarios S.A. *                                    160,000           1,918
                                                                       ---------
                                                                           3,148

CAYMAN ISLANDS 1.5%
Agile Property Holdings Ltd.                           2,664,000           3,490

HONG KONG 10.8%
China Overseas Land &
  Investment Ltd.                                      1,032,000           1,876
New World Development Co.,
  Ltd.                                                       614               2
Prosperity REIT                                       11,287,000           2,315
Sun Hung Kai Properties Ltd.                             519,000           8,358
Sunlight Real Estate
  Investment Trust                                     9,826,000           2,720
The Hongkong & Shanghai
  Hotels Ltd.                                          2,003,000           3,490
The Link REIT                                          2,245,468           5,632
                                                                       ---------
                                                                          24,393

INDIA 1.4%
Indian Hotels Co., Ltd.                                1,186,423           3,120

JAPAN 12.4%
AEON Mall Co., Ltd.                                       63,100           2,042
DA Office Investment Corp.                                   454           1,804
Japan Real Estate Investment
  Corp.                                                      396           4,881
Mitsubishi Estate Co., Ltd.                              297,000           8,005
Mitsui Fudosan Co., Ltd.                                 187,000           4,641
Nippon Building Fund, Inc.                                   103           1,368
NTT Urban Development Corp.                                  866           1,422
TOKYU REIT, Inc.                                             235           1,952
Top REIT, Inc.                                               517           1,951
                                                                       ---------
                                                                          28,066

SINGAPORE 2.9%
Ascendas Real Estate
  Investment Trust (A-REIT)                              738,000           1,337
Cambridge Industrial Trust                             3,993,000           2,130
CapitaCommercial Trust                                   821,000           1,359
Suntec Real Estate Investment
  Trust                                                1,505,000           1,849
                                                                       ---------
                                                                           6,675

UNITED ARAB EMIRATES 1.5%
Emaar Properties                                       1,081,136           3,364
                                                                       ---------
                                                                          87,837

EUROPE 20.2%
--------------------------------------------------------------------------------

FRANCE 5.0%
Klepierre                                                 55,568           3,288
Unibail-Rodamco                                           31,307           8,143
                                                                       ---------
                                                                          11,431

NORWAY 0.4%
Norwegian Property A.S.A.                                149,300           1,028

SPAIN 1.4%
Sol Melia S.A.                                           242,709           3,171

SWEDEN 0.5%
Fabege AB                                                120,600           1,057

SWITZERLAND 5.8%
Allreal Holding AG - Reg'd                                38,639           4,930
PSP Swiss Property AG - Reg'd *                           85,496           5,276
Swiss Prime Site AG - Reg'd *                             45,185           2,878
                                                                       ---------
                                                                          13,084

UNITED KINGDOM 7.1%
Brixton plc                                              194,485           1,007
Derwent London plc                                        43,527           1,017
Great Portland Estates plc                               312,406           2,396
Helical Bar plc                                          176,058           1,049
Land Securities Group plc                                213,096           5,967
Liberty International plc                                179,176           3,135
Segro plc                                                186,263           1,538
                                                                       ---------
                                                                          16,109
                                                                       ---------
                                                                          45,880

SCHWAB GLOBAL REAL ESTATE FUND

PORTFOLIO HOLDINGS (Unaudited) continued



                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
NORTH AMERICA  38.2%
--------------------------------------------------------------------------------

CANADA  3.7%
Canadian Real Estate
  Investment Trust                                       116,795           3,597
RioCan Real Estate Investment
  Trust                                                  218,264           4,692
                                                                       ---------
                                                                           8,289

MEXICO  1.8%
Desarrolladora Homex S.A. de
  C.V. *                                                 156,900           1,826
Urbi, Desarrollos Urbanos,
  S.A. de C.V. *                                         584,200           2,236
                                                                       ---------
                                                                           4,062

UNITED STATES  32.7%
Alexandria Real Estate
  Equities, Inc.                                          50,604           5,278
AMB Property Corp.                                        96,944           5,714
Apartment Investment &
  Management Co., Class A                                 37,316           1,476
AvalonBay Communities, Inc.                               34,387           3,480
Boston Properties, Inc.                                  100,692           9,842
BRE Properties, Inc.                                      24,573           1,191
Corporate Office Properties
  Trust                                                   29,378           1,114
D.R. Horton, Inc.                                        146,884           1,867
Digital Realty Trust, Inc.                                30,242           1,279
Entertainment Properties
  Trust                                                   23,241           1,279
Essex Property Trust, Inc.                                31,876           3,808
Mission West Properties, Inc.                            201,107           2,359
ProLogis                                                 147,226           9,118
Simon Property Group, Inc.                                66,230           6,581
SL Green Realty Corp.                                     14,063           1,402
Starwood Hotels & Resorts
  Worldwide, Inc.                                        164,940           7,983
Toll Brothers, Inc. *                                    102,088           2,151
Vornado Realty Trust                                      84,943           8,301
                                                                       ---------
                                                                          74,223
                                                                       ---------
                                                                          86,574
                                                                       ---------
TOTAL COMMON STOCK
(COST $223,785)                                                          220,291
                                                                       ---------

PREFERRED STOCK  0.4% OF NET ASSETS


ASIA PACIFIC AND OTHER  0.4%
--------------------------------------------------------------------------------
Goodman Plus Trust                                         9,800             862
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $845)                                                                  862
                                                                     -----------




                                                    FACE AMOUNT
SECURITY                                          LOCAL CURRENCY        VALUE
         RATE, MATURITY DATE                        ( X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS  2.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  2.1%
--------------------------------------------------------------------------------
Bank of America, London Time
  Deposit
  Pound Sterling
  3.99%, 06/02/08                                             68             134
Brown Brothers Harriman, Grand
Cayman Time Deposit
US Dollar
  1.86%, 06/02/08                                            165             165
Australian Dollar
  5.70%, 06/02/08                                            149             143
Citibank, London Time Deposit
  Canadian Dollar
  1.85%, 06/02/08                                            100             101
JP Morgan Chase, London Time
  Deposit
  Euro
  3.04%, 06/02/08                                            883           1,374
Wachovia, London Time Deposit
  Australian Dollar
  5.70%, 06/02/08                                          2,974           2,842
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,698)                                                              4,759
                                                                     -----------


END OF INVESTMENTS.

(All dollar amounts are x1,000)

At 05/31/08, the tax basis cost of the fund's investments was $234,326, and the unrealized appreciation and depreciation were $4,235 and ($12,649), respectively, with a net unrealized depreciation of ($8,414).


As of 05/31/08, the prices of certain foreign securities held by the fund aggregating $131,431 were adjusted from their market prices following the guidelines adopted by the fund's Board of Trustees.

*  Non-income producing security.

SCHWAB GLOBAL REAL ESTATE FUND

PORTFOLIO HOLDINGS (Unaudited) continued


--------------------------------------------------------------------------------
Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the fund's investments carried at value:

                                                                     INVESTMENTS
                                                                          IN
VALUATION INPUTS                                                      SECURTIES
----------------                                                     -----------
Level 1 - Quoted Prices                                                  $89,722

Level 2 - Other Significant Observable Inputs                           $136,190

Level 3 - Significant Unobservable Inputs                                     $0
                                                                        --------
TOTAL                                                                   $225,912

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwab Investments
               ------------------

By:   /s/ Randall W. Merk
      -------------------
      Randall W. Merk
      Chief Executive Officer

Date: July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Randall W. Merk
      -------------------
      Randall W. Merk
      Chief Executive Officer

Date: July 21, 2008

By:   /s/ George Pereira
      ---------------------
      George Pereira
      Principal Financial Officer

Date: July 21, 2008